Debt - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013 GBP (£) Advance	Jun. 30, 2016 GBP (£) Installment	Mar. 31, 2016 GBP (£) Installment	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 GBP (£)	Mar. 31, 2015 GBP (£)	Mar. 31, 2015 USD ($)	Jul. 31, 2014 GBP (£)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 GBP (£)
Debt Instrument [Line Items]
Weighted-average interest rate for long-term debt		4.50%	4.50%	4.50%	4.50%		4.50%	4.50%
Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding		£ 0	£ 0				£ 0
Line of credit available for future borrowing		£ 10,000,000	£ 10,000,000				£ 5,000,000
First Amendment Loan Agreement [Member] | First Fixed Rate Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	£ 3,000,000
Line of credit facility, frequency of periodic payment		Monthly	Monthly
Line of credit facility, number of monthly installments | Installment		36	36
Line of credit facility, expiration date		Mar. 01, 2017	Mar. 01, 2017
Line of credit facility, outstanding | $				$ 900,000	$ 1,300,000			$ 2,800,000
Line of credit facility, fixed interest rate		4.50%	4.50%	4.50%	4.50%
Second Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, increase on event of default		3.00%	3.00%
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									£ 10,000,000
Line of credit facility, expiration date		Jul. 15, 2016	Jul. 15, 2016
Line of credit available for future borrowing									5,000,000
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.00%	4.00%
Second Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit Upon Completion Of Additional Equity Financing [Member]
Debt Instrument [Line Items]
Line of credit available for future borrowing									5,000,000
Second Amendment Loan Agreement [Member] | Second Fixed Rate Term Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									£ 5,000,000
Line of credit facility, frequency of periodic payment		Monthly	Monthly
Line of credit facility, number of monthly installments | Installment		36	36
Line of credit facility, expiration date		Jan. 01, 2018	Jan. 01, 2018
Line of credit facility, outstanding | $				$ 3,500,000	$ 4,400,000			7,000,000
Line of credit facility, fixed interest rate		4.50%	4.50%	4.50%	4.50%
Fourth Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate, increase on event of default		3.00%	3.00%
Fourth Amendment Loan Agreement [Member] | Amended Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit available for future borrowing						£ 5,000,000
Equipment Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											£ 4,000,000
Equipment Line Of Credit [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, variable rate basis		Outstanding amounts under the Equipment Line accrued interest at a rate equal to the U.K. LIBOR plus 6.00% per annum for advances in British pounds or the greater of (i) 7.50% per annum and (ii) the Prime Rate plus 3.50% per annum for U.S. dollar advances.	Outstanding amounts under the Equipment Line accrued interest at a rate equal to the U.K. LIBOR plus 6.00% per annum for advances in British pounds or the greater of (i) 7.50% per annum and (ii) the Prime Rate plus 3.50% per annum for U.S. dollar advances. Advances under the Equipment Line were repayable in 36 equal monthly payments of principal and interest following the date of the borrowing under the Equipment Line but no later than June 30, 2015.
Line of credit facility, interest rate		7.50%	7.50%
Line of credit facility, frequency of periodic payment		Monthly	Monthly
Line of credit facility, number of monthly installments | Installment		36	36
Line of credit facility, expiration date		Jun. 30, 2015	Jun. 30, 2015
Line of credit available for future borrowing | $				$ 0	$ 0			0
Equipment Line Of Credit [Member] | Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member] | UK London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		6.00%	6.00%
Equipment Line Of Credit [Member] | Loan Agreement [Member] | US Dollar Advances Line Of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		3.50%	3.50%
Equipment Line Of Credit [Member] | Loan Agreement [Member] | Sterling Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $				500,000	700,000			1,600,000
Equipment Line Of Credit [Member] | Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $				$ 400,000	$ 500,000			$ 1,000,000
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration date		Feb. 01, 2017	Feb. 01, 2017
Number of lines of credit | Advance	2
Line of credit facility, additional advances | $										$ 0
Line of credit facility, fixed interest rate	4.50%									4.50%
Debt instrument periodic payments interest, period	12 months
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member] | Sterling Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding	£ 1,700,000
Equipment Line Of Credit [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, outstanding | $										$ 1,600,000
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	£ 7,500,000
Line of credit facility, expiration date		Jan. 31, 2015	Jan. 31, 2015
Line of credit facility, maximum borrowing capacity, percentage of eligible accounts receivables	80.00%									80.00%
Line of credit facility, maximum borrowing capacity, spread on percentage of eligible accounts receivables	£ 2,500,000
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%	4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | British Pounds Advances Line Of Credit [Member] | Bank Of England Base Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		3.75%	3.75%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%	4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | US Dollar Equipment Advances Line Of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		1.00%	1.00%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | Euro Advances Line Of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		4.25%	4.25%
Revolving Credit Facility [Member] | First Amendment Loan Agreement [Member] | Euro Advances Line Of Credit [Member] | Euro London Interbank Offered Rate LIBOR [Member]
Debt Instrument [Line Items]
Line of credit facility, basis spread on variable rate		4.00%	4.00%